Related parties - Summary of key management personnel compensation (Supervisory Board) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Transactions Between Related Parties [Line Items]
Total compensation	€ 13,494	€ 13,991
Supervisory Board [member]
Disclosure of Transactions Between Related Parties [Line Items]
Total compensation	€ 1,042	€ 1,045